Fair Value Measurements - Fair Value Of Assets Measured And Recognized On A Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 54,146	$ 55,279
Other real estate owned and repossessed assets	8,661	12,409
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned and repossessed assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned and repossessed assets	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	54,146	55,279
Other real estate owned and repossessed assets	$ 8,661	$ 12,409